ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

FISION Corporation (formerly DE Acquisition, Inc.), a Delaware corporation (the “Company”) was incorporated on February 24, 2010 and was inactive until 2015 when it merged with Fision Holdings, Inc., a Minnesota corporation, an operating software development business based in Minneapolis, Minnesota. As a result of this merger, Fision Holdings, Inc. became a wholly-owned subsidiary of the Company. Fision Holdings, Inc. was incorporated in Minnesota in 2010, and has developed and successfully commercialized a unique proprietary cloud-based software platform which automates and integrates digital marketing asses and marketing communications in order to “bridge the gap” between the marketing and sales functions of any enterprise. The Company generates its revenues primarily from software licensing contracts typically having terms of one to three years and requiring monthly subscription fees based on the customer’s number of users and locations where used. The Company’s business model provides it with a high percentage of recurring revenues.

The terms “Fision,” “we,” “us,” and “our,” refer to FISION Corporation, a Delaware corporation and its wholly-owned operating subsidiary Fision Holdings, Inc., a Minnesota corporation.